Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Net revenues	SFr 22,696	SFr 22,389	SFr 22,484
Income/(loss) before taxes	(600)	3,467	4,720
Switzerland
Segment Reporting Information
Net revenues	7,285	7,719	8,434
Income/(loss) before taxes	257	1,770	2,985
EMEA
Segment Reporting Information
Net revenues	3,524	3,885	1,962
Income/(loss) before taxes	(4,929)	(124)	(1,786)
Americas
Segment Reporting Information
Net revenues	8,827	7,614	9,103
Income/(loss) before taxes	3,781	1,577	3,409
Asia Pacific
Segment Reporting Information
Net revenues	3,060	3,171	2,985
Income/(loss) before taxes	291	244	112
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,801	5,615	5,905
Income/(loss) before taxes	2,729	2,104	2,573
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	3,462	3,747	4,181
Income/(loss) before taxes	976	1,091	1,586
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,242	3,155	3,029
Income/(loss) before taxes	994	828	922
Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	8,888	9,098	8,161
Income/(loss) before taxes	(3,703)	1,655	1,026
Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	1,456	1,090	1,635
Income/(loss) before taxes	300	(39)	479
Corporate Center
Segment Reporting Information
Net revenues	(153)	(316)	(427)
Income/(loss) before taxes	(1,896)	(2,172)	(1,866)
Bank
Segment Reporting Information
Net revenues	23,042	22,503	22,686
Income/(loss) before taxes	(91)	3,211	4,393
Bank | Switzerland
Segment Reporting Information
Net revenues	8,382	8,659	9,239
Income/(loss) before taxes	1,659	2,477	3,259
Bank | EMEA
Segment Reporting Information
Net revenues	2,916	3,162	1,244
Income/(loss) before taxes	(5,554)	(847)	(2,574)
Bank | Americas
Segment Reporting Information
Net revenues	8,896	7,765	9,253
Income/(loss) before taxes	3,574	1,419	3,348
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,848	2,917	2,950
Income/(loss) before taxes	230	162	360
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,801	5,615	5,905
Income/(loss) before taxes	2,729	2,104	2,573
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	3,462	3,747	4,181
Income/(loss) before taxes	976	1,091	1,586
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,242	3,155	3,029
Income/(loss) before taxes	994	828	922
Bank | Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	8,888	9,098	8,161
Income/(loss) before taxes	(3,703)	1,655	1,026
Bank | Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	1,456	1,090	1,635
Income/(loss) before taxes	300	(39)	479
Bank | Adjustments
Segment Reporting Information
Net revenues	193	(202)	(225)
Income/(loss) before taxes	SFr (1,387)	SFr (2,428)	SFr (2,193)